Share capital and reserves- Allotted, called up and fully paid shares (Details)	Jun. 30, 2022 GBP (£) £ / shares shares	Dec. 31, 2021 GBP (£) £ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 GBP (£) shares
Disclosure of classes of share capital [line items]
Number of shares allotted, called up and fully paid shares	209,285,392	209,135,382		104,832
Share capital | £	£ 15,814	£ 15,804		£ 1.05
Number of other shares authorized for allotment	101,350,565
A ordinary
Disclosure of classes of share capital [line items]
Par value per share | £ / shares		£ 0.00001
Number of shares allotted, called up and fully paid shares				100,000
Share capital | £				£ 1.00
B ordinary
Disclosure of classes of share capital [line items]
Par value per share | £ / shares		£ 0.00001
Number of shares allotted, called up and fully paid shares				4,832
Share capital | £				£ 0.05
Ordinary Share
Disclosure of classes of share capital [line items]
Par value per share | (per share)	£ 0.0001		$ 0.0001
Number of shares allotted, called up and fully paid shares	209,285,392	209,135,382
Share capital | £	£ 15,814	£ 15,804